Estimated Aggregate Amortization Expense for Intangible Assets for the Next Five Years (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Expected Amortization Expense [Line Items]
2014	¥ 5,733
2015	5,408
2016	5,174
2017	4,765
2018	¥ 4,314